Inventories, Net Of Customer Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 631,513	$ 620,350
Raw materials	516,385	455,517
Advances to suppliers and subcontractors	106,142	87,788
Inventory, gross	1,254,040	1,163,655
Provision for losses on long-term contracts	34,120	21,659
Inventories, net	1,219,920	1,141,996
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 221,592	$ 108,627